Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss)/income	$ (31,142)	$ 53,963	$ 10,495
Adjustments to reconcile net (loss)/income to net cash used in operating activities:
Net income received or to be received by digital assets	(174,438)	(195,679)	(183,112)
Impairment loss on digital assets			6,987
Credit loss provision for receivables	981		100
Gain on sale of recovery rights on assets held by FTX		(7,270)
Loss on disposal of mining equipment	3,395
Impairment loss on mining equipment	25,400	8,076
Changes in fair value of digital asset receivables or payables	(1,172)	1,320
Changes in fair value of digital assets	8,693	(76,933)	(18,231)
Depreciation of property and equipment	27,959	24,733	24,501
Amortization of right of use asset	71
Share-based compensation expense	588	26,065
Deferred income tax	934	6,791	4,151
Earnings from equity method investments	(177)
Changes in operating assets and liabilities:
Prepayments	(4,294)	(4,565)	(654)
Inventory	102	(142)
Amount due from / (due to) related parties	33,088	(63,307)	(36,934)
Deposit receivables		2,683	(2,683)
Other current assets	1,844	3,422	(1,514)
Accounts payable	(297)	1,366	775
Operating lease liabilities	(60)
Taxes payable	(437)	(3)	(2,893)
Accrued expenses and other payables	(3,967)	(394)	3,042
Net cash used in operating activities	(112,929)	(219,874)	(195,970)
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from disposal of equipment	673
Proceeds from sales of digital assets	127,135	184,794	222,393
Purchase of digital assets	(19,000)	(16,824)	(45,429)
Acquisition of a subsidiary, net of cash acquired	(9,386)
Purchase of financial assets held for trading	(521)
Purchases of equipment	(9,057)	(37)	(68)
Net cash provided by investing activities	89,844	167,933	176,896
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from the issuance of ordinary shares	5,735	75,187
Payment of issuance costs		(10,140)	(2,352)
Repayment of long-term payables			(7,000)
Net cash provided by /(used in) financing activities	5,735	65,047	(9,352)
Net change in cash and cash equivalents	(17,350)	13,106	(28,426)
Cash and cash equivalents, and restricted cash and cash equivalents, beginning of period	45,111	32,005	60,431
Cash and cash equivalents, and restricted cash and cash equivalents, end of period	27,761	45,111	32,005
SUPPLEMENTAL INFORMATION
Cash paid for interest	6,611	1,200	3,662
Cash paid for income tax	930	1,278
Supplemental non-cash operating activities
Net digital assets provided by operating activities	145,065	258,403	212,931
Supplemental non-cash investing activities
Net digital assets used in investing activities	(98,779)	(213,827)	(176,964)
Issuance of ordinary shares for acquisition of a subsidiary	(1,426)
Issuance of ordinary shares for purchase of equipment	(5,141)
Supplemental non-cash financing activities
Repayment of long-term payables in digital assets	(6,937)
(Repayment of) /Proceeds from long-term loans in digital assets	$ (20,000)	$ 34,950